Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 8.7%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 5.1170%, 9/15/34 (144A)‡	$11,417,538	$11,138,387
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	7,294,096	7,158,261
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	2,580,245	2,567,583
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	12,148,000	11,516,673
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 5.2091%, 10/17/34 (144A)‡	5,821,000	5,666,214
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,562,381	1,498,497
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	1,349,799	1,279,077
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	3,272,587	2,958,138
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	5,485,031	4,925,708
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 3.8603%, 7/18/34 (144A)‡	5,454,000	5,305,100
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	6,788,962	6,589,238
Babson CLO Ltd 2018-3A A1,
ICE LIBOR USD 3 Month + 0.9500%, 5.1926%, 7/20/29 (144A)‡	9,817,983	9,740,559
Babson CLO Ltd 2019-3A A1R,
ICE LIBOR USD 3 Month + 1.0700%, 5.3126%, 4/20/31 (144A)‡	22,450,000	22,130,536
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 3.9299%, 1/20/32 (144A)‡	7,293,853	7,177,815
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	7,805,545
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 5.2929%, 8/15/36 (144A)‡	7,553,000	7,415,581
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 6.2336%, 4/15/37 (144A)‡	33,039,000	32,533,867
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,399,026
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	6,789,772
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 5.3701%, 10/15/36 (144A)‡	20,264,599	20,014,464
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 5.5301%, 10/15/36 (144A)‡	6,531,400	6,411,256
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 5.3801%, 10/15/37 (144A)‡	3,140,315	3,066,011
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 5.1180%, 2/15/36 (144A)‡	18,764,000	17,841,864
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 5.1180%, 2/15/36 (144A)‡	18,857,000	17,962,652
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 4.9703%, 5/15/38 (144A)‡	18,990,000	18,290,303
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 5.2679%, 9/15/36 (144A)‡	15,945,000	15,081,438
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 5.9679%, 9/15/36 (144A)‡	16,692,000	15,621,452
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.0848%, 4/15/39 (144A)‡	19,343,000	17,811,702
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	3,685,645
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	5,325,373	5,256,918
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 5.4226%, 1/20/35 (144A)‡	16,984,000	16,534,603
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 5.9926%, 1/20/35 (144A)‡	6,819,244	6,483,076
Cedar Funding Ltd 2019-11A A1R,
ICE LIBOR USD 3 Month + 1.0500%, 5.7863%, 5/29/32 (144A)‡	21,276,000	20,864,012
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	16,024,118	13,822,438
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	6,051,039	4,966,817
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	21,536,688	20,875,941
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	50,336,804	47,686,033
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	3,148,941	3,022,558
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	7,089,508	6,774,383
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 5.1277%, 2/25/50 (144A)‡	15,647,762	14,172,181
CIFC Funding Ltd 2018-3A A,
ICE LIBOR USD 3 Month + 1.1000%, 5.2937%, 7/18/31 (144A)‡	10,918,000	10,742,133
CIFC Funding Ltd 2021-4A A,
ICE LIBOR USD 3 Month + 1.0500%, 5.1291%, 7/15/33 (144A)‡	19,742,995	19,433,287

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 5.9246%, 1/23/35 (144A)‡	$5,524,216	$5,274,781
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	8,660,674	8,154,771
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 5.2179%, 11/15/37 (144A)‡	24,568,865	23,925,735
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 5.6179%, 11/15/37 (144A)‡	10,924,957	10,576,954
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 5.9679%, 11/15/37 (144A)‡	10,966,242	10,606,920
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	319,133	310,452
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	1,167,266	1,080,944
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	11,983	11,963
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 9.2887%, 11/25/24‡	693,943	713,560
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 8.6887%, 2/25/25‡	4,289,154	4,372,371
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 6.7887%, 4/25/31 (144A)‡	1,412,108	1,407,925
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 6.6887%, 8/25/31 (144A)‡	449,169	448,304
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 6.5387%, 9/25/31 (144A)‡	760,467	758,323
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 6.4887%, 10/25/39 (144A)‡	1,011,601	1,008,863
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 5.9277%, 11/25/41 (144A)‡	32,659,000	30,394,078
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 5.5777%, 12/25/41 (144A)‡	10,646,000	9,885,845
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 6.9277%, 1/25/42 (144A)‡	12,368,000	11,655,741
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 6.0277%, 3/25/42 (144A)‡	22,764,418	22,636,811
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 5.9277%, 3/25/42 (144A)‡	9,768,597	9,745,069
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 5.8277%, 4/25/42 (144A)‡	10,759,009	10,655,975
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 6.9277%, 4/25/42 (144A)‡	9,001,000	8,764,026
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 6.6777%, 5/25/42 (144A)‡	7,212,428	7,278,243
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 6.4777%, 7/25/42 (144A)‡	5,814,766	5,831,331
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 6.4444%, 9/25/42 (144A)‡	21,667,734	21,517,608
Consumer Loan Underlying Bond Credit Trust 2018-P3 C,
5.5400%, 1/15/26 (144A)	288,138	287,992
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	2,120,147	2,107,152
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	992,186	982,608
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	8,793,973	8,650,446
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 5.2980%, 5/15/36 (144A)‡	26,562,000	26,256,896
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 5.7480%, 5/15/36 (144A)‡	5,508,000	5,388,094
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.2873%, 4/15/23 (144A)‡	12,440,454	12,080,182
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	14,214,432
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,599,680	10,941,742
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 5.4137%, 1/18/32 (144A)‡	7,111,119	6,995,286
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 4/20/34 (144A)‡	8,217,000	8,022,619
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	8,200,000	8,123,171
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	10,581,413
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 5.3980%, 7/15/38 (144A)‡	8,882,373	8,624,142
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 5.6980%, 7/15/38 (144A)‡	5,714,629	5,474,586
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 9.3887%, 7/25/25‡	3,235,760	3,355,924
Fannie Mae REMICS, 3.0000%, 5/25/48	7,974,600	7,194,477
Fannie Mae REMICS, 3.0000%, 11/25/49	10,501,743	9,323,099

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	$33,556,302	$28,005,153
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	7,165,000	6,983,422
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 6.3387%, 10/25/49 (144A)‡	349,473	349,246
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 5.9277%, 12/25/50 (144A)‡	14,876,627	14,759,070
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 7.4887%, 3/25/50 (144A)‡	4,653,282	4,689,510
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 7.5387%, 9/25/50 (144A)‡	73,487	73,488
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 6.5277%, 11/25/50 (144A)‡	16,487,585	16,287,097
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.2277%, 8/25/33 (144A)‡	10,269,549	10,155,604
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 4.7777%, 11/25/41 (144A)‡	12,767,291	12,498,066
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 6.1777%, 8/25/33 (144A)‡	23,429,000	21,582,039
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 4.8777%, 12/25/41 (144A)‡	22,530,466	21,376,408
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 5.2277%, 2/25/42 (144A)‡	4,944,795	4,871,108
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 5.9277%, 4/25/42 (144A)‡	4,618,582	4,601,305
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 6.8777%, 6/25/42 (144A)‡	14,550,405	14,682,786
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 6.0777%, 9/25/42 (144A)‡	3,779,924	3,766,717
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.0277%, 3/25/42 (144A)‡	10,043,979	9,951,770
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 6.5777%, 7/25/42 (144A)‡	7,416,924	7,428,650
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 6.2277%, 8/25/42 (144A)‡	6,614,921	6,587,780
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	1,420,287	1,418,782
FREED ABS Trust 2022-3FP A, 4.5000%, 8/20/29 (144A)	6,815,977	6,790,066
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	42,862,605	35,303,488
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 5.3520%, 12/15/36 (144A)‡	19,125,000	18,559,531
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 5.6520%, 12/15/36 (144A)‡	4,405,000	4,234,630
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 5.9510%, 12/15/36 (144A)‡	4,900,000	4,700,831
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.0246%, 1/23/35 (144A)‡	5,360,143	5,094,891
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	20,581,000	18,923,073
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	14,000,000	12,836,210
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	6,294,475	6,108,676
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	20,863,650	20,520,280
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 5.2226%, 3/20/30 (144A)‡	7,095,432	6,980,223
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	17,337,211	16,655,101
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 5.0180%, 3/15/38 (144A)‡	26,199,103	25,368,749
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 5.4180%, 3/15/38 (144A)‡	15,119,064	14,370,129
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 5.6309%, 5/15/39 (144A)‡	36,759,000	35,848,519
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 6.1295%, 5/15/39 (144A)‡	6,155,000	5,941,898
Madison Park Funding Ltd 2019-35A A1R,
ICE LIBOR USD 3 Month + 0.9900%, 5.2326%, 4/20/32 (144A)‡	28,249,000	27,763,004
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 6.1180%, 11/15/38 (144A)‡	4,649,000	4,408,647
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 6.3180%, 11/15/38 (144A)‡	4,904,000	4,642,361
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 7.4680%, 11/15/38 (144A)‡	21,424,000	19,885,950
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 8.3180%, 11/15/38 (144A)‡	14,528,000	13,379,115
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 4.4708%, 8/25/51 (144A)‡	11,164,410	10,067,257
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 4.4708%, 10/25/51 (144A)‡	13,958,171	12,602,026

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	$8,460,008	$6,756,478
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	29,019,108	23,796,970
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	14,022,000	13,423,423
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 5.1190%, 4/15/38 (144A)‡	27,729,249	26,899,372
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 5.6690%, 4/15/38 (144A)‡	15,653,295	14,919,252
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	8,554,000	7,027,238
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,442,798	1,362,955
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	3,992,575	3,638,725
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	10,193,241	8,849,715
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,086,621	11,634,567
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	6,211,164	6,093,209
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	6,417,180	6,381,365
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 4.3708%, 11/25/51 (144A)‡	15,739,799	14,136,041
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	17,347,529	14,477,749
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	32,273,121	26,934,273
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	9,787,910	7,825,164
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	32,510,935	27,138,454
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	13,785,795	10,910,690
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	8,989,056	8,571,623
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	9,524,322	8,935,751
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	24,448,749	21,984,029
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	18,097,404	16,392,350
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	24,988,376	23,349,965
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	6,416,977	6,403,752
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 5.9426%, 1/20/35 (144A)‡	5,891,224	5,613,588
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	3,623,786	3,499,677
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	14,051,070	13,605,101
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	5,407,676	5,377,769
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,434,000	26,303,920
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,291,663	1,977,956
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	953,796	831,663
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3360%, 1/15/39 (144A)‡	10,990,000	10,609,208
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 3.7899%, 1/20/32 (144A)‡	26,345,000	25,783,483
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	140,427	138,135
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	740,898	726,999
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.0487%, 11/15/38 (144A)‡	2,350,000	2,259,848
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	8,570,000	8,069,983
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,060,740
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	8,607,042	8,448,515
THL Credit Wind River CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1600%, 3.8699%, 7/20/34 (144A)‡	7,594,000	7,364,555
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	8,395,000	8,071,033
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	6,915,000	6,648,147
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	9,375,000	8,958,275
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	2,087,996	2,069,503
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 4.4208%, 8/25/51 (144A)‡	13,337,306	12,009,444
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,518,744	5,258,754
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	5,565,657	5,386,208
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	3,853,349	3,709,386
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	16,911,690	16,234,595
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	24,587,888	23,934,070
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	15,697,214
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	9,421,979
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 5.2180%, 7/15/39 (144A)‡	8,418,000	7,789,905
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	2,925,626	2,758,052
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 5.9891%, 1/18/37 (144A)‡	10,311,722	9,953,519

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 5.4680%, 2/15/40 (144A)‡	$8,375,727	$7,825,527
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	5,242,688	4,998,256
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	12,457,000	12,169,176
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 4.3208%, 7/25/51 (144A)‡	9,975,292	8,939,010
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,091,198,525)		1,975,036,557
Corporate Bonds– 8.1%
Banking – 3.5%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	19,419,000	18,665,734
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,653,000	11,709,003
Bank of America Corp, SOFR + 1.5800%, 4.3760%, 4/27/28‡	31,762,000	30,374,730
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	29,671,000	30,634,468
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	11,944,000	11,021,025
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	25,438,000	21,405,926
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	25,685,000	20,918,787
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,700,000	20,839,831
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,250,000	7,025,261
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	53,212,000	40,233,794
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	11,262,029
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	10,937,000	8,635,462
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,115,000	33,748,307
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	24,901,000	22,866,504
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,824,000	8,598,142
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,361,000	7,530,753
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,012,000	1,897,819
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	22,906,000	18,881,033
First Republic Bank/CA, 4.6250%, 2/13/47	5,767,000	4,475,190
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	37,663,686
JPMorgan Chase & Co, SOFR + 1.7500%, 4.5650%, 6/14/30‡	17,992,000	16,928,030
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	22,144,000	18,245,676
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	36,264,000	29,515,350
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	39,262,000	38,321,811
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	7,243,000	6,626,843
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	7,646,000	6,738,038
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	15,834,000	15,676,176
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9500%, 5.0170%, 7/20/28‡	25,783,000	25,167,429
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,079,233
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,183,006
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,120,654
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,010,000	15,038,722
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	31,595,000	24,239,494
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	39,331,000	31,817,926
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	33,616,000	24,376,012
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	22,485,979
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	30,280,000	30,419,691
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	36,492,000	23,940,530
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	23,100,000	13,220,622
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.2020%, 4.0000%‡,µ	4,710,000	3,108,694
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	5,612,000	5,324,546
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	15,567,198
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	14,768,505
		797,297,649
Basic Industry – 0%
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	7,932,000	7,930,615
Brokerage – 0%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	10,811,000	8,621,232
Capital Goods – 0%
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,043,160
Communications – 0.1%
AT&T Inc, 3.8000%, 12/1/57	13,125,000	9,055,375
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,453,117
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	3,584,000	3,231,958
Comcast Corp, 3.7500%, 4/1/40	6,795,000	5,604,005

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Fox Corp, 4.0300%, 1/25/24	$8,690,000	$8,589,224
		27,933,679
Consumer Cyclical – 0.1%
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,240,671
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,160,213
		10,400,884
Consumer Non-Cyclical – 1.2%
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	6,306,000	6,032,497
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	12,756,000	12,023,000
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,417,854
Diageo Capital PLC, 2.0000%, 4/29/30	10,703,000	8,791,269
GE Healthcare Holding LLC, 5.6500%, 11/15/27 (144A)	22,545,000	22,808,788
GE Healthcare Holding LLC, 5.8570%, 3/15/30 (144A)	26,924,000	27,552,991
GE Healthcare Holding LLC, 5.9050%, 11/22/32 (144A)	38,592,000	39,988,963
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	10,875,000	10,124,144
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29	5,546,000	4,987,164
Hasbro Inc, 3.9000%, 11/19/29	35,072,000	31,167,936
Hasbro Inc, 6.3500%, 3/15/40	7,010,000	6,786,630
Hasbro Inc, 5.1000%, 5/15/44	10,090,000	8,589,596
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,172,162
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,144,629
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,155,812
HCA Inc, 5.8750%, 2/1/29	6,941,000	6,919,313
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,788,564
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,216,000	18,284,408
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	9,318,000	7,547,580
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	13,810,000	10,590,208
Mondelez International Inc, 2.7500%, 4/13/30	1,182,000	1,018,829
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,081,589
		270,973,926
Electric – 0.2%
Duke Energy Corp, 4.3000%, 3/15/28	15,581,000	14,992,407
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	13,292,979
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,426,000	14,056,160
		42,341,546
Energy – 0.3%
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,457,380
Energy Transfer LP, 5.7500%, 2/15/33	14,579,000	14,263,510
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	605,333
EQT Corp, 5.6780%, 10/1/25	17,974,000	17,886,637
EQT Corp, 5.7000%, 4/1/28	7,749,000	7,707,362
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	11,121,000	10,283,551
Southwestern Energy Co, 4.7500%, 2/1/32	12,491,000	10,674,684
		75,878,457
Finance Companies – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	18,600,000	17,274,993
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	12,919,000	10,823,219
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	14,893,681
Air Lease Corp, 3.0000%, 2/1/30	8,657,000	7,219,705
Ares Capital Corp, 2.8750%, 6/15/27	17,055,000	14,454,493
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,460,763
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	16,398,000	16,344,943
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	11,261,000	8,923,645
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	12,708,000	9,699,704
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	12,331,000	10,569,669
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	14,597,000	10,901,915
		123,566,730
Insurance – 0.8%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	17,903,112
Athene Global Funding, 2.6460%, 10/4/31 (144A)	32,528,000	24,849,912
Brown & Brown Inc, 4.2000%, 3/17/32	6,426,000	5,571,097
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	15,330,218
Centene Corp, 4.2500%, 12/15/27	53,971,000	50,617,415
Centene Corp, 2.4500%, 7/15/28	16,998,000	14,347,162
Centene Corp, 3.0000%, 10/15/30	18,048,000	14,794,834

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	$27,945,000	$23,582,506
UnitedHealth Group Inc, 5.2500%, 2/15/28	10,004,000	10,226,397
		177,222,653
Real Estate Investment Trusts (REITs) – 0.2%
Agree LP, 2.0000%, 6/15/28	11,528,000	9,439,485
Agree LP, 2.9000%, 10/1/30	7,437,000	6,037,258
Agree LP, 2.6000%, 6/15/33	8,647,000	6,508,362
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	17,094,308
		39,079,413
Technology – 1.0%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	9,689,116
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	12,054,000	9,844,377
Equinix Inc, 2.1500%, 7/15/30	9,552,000	7,598,991
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	9,841,867
Global Payments Inc, 5.3000%, 8/15/29	20,156,000	19,486,226
Global Payments Inc, 2.9000%, 11/15/31	16,923,000	13,344,942
Global Payments Inc, 5.4000%, 8/15/32	9,144,000	8,708,293
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	11,680,483
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,027,020
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	22,645,754
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,334,425
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	21,414,662
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	17,934,669
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	11,370,302
Trimble Inc, 4.7500%, 12/1/24	18,923,000	18,705,846
Trimble Inc, 4.9000%, 6/15/28	11,312,000	10,846,187
TSMC Arizona Corp, 3.8750%, 4/22/27	15,891,000	15,276,246
Workday Inc, 3.5000%, 4/1/27	8,410,000	7,859,726
		231,609,132
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	12,791,286
GXO Logistics Inc, 2.6500%, 7/15/31	2,271,000	1,676,794
		14,468,080
Total Corporate Bonds (cost $2,098,130,370)		1,834,367,156
Mortgage-Backed Securities– 12.6%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	47,739,539	42,472,101
2.5000%, TBA, 15 Year Maturity	28,461,400	26,056,269
3.0000%, TBA, 15 Year Maturity	4,361,241	4,084,494
2.5000%, TBA, 30 Year Maturity	5,395,808	4,563,796
3.0000%, TBA, 30 Year Maturity	104,533,452	91,659,739
3.5000%, TBA, 30 Year Maturity	272,873,070	247,700,802
4.0000%, TBA, 30 Year Maturity	33,833,000	31,714,242
4.5000%, TBA, 30 Year Maturity	46,089,952	44,364,068
5.0000%, TBA, 30 Year Maturity	146,246,723	144,065,161
5.5000%, TBA, 30 Year Maturity	128,939,260	129,283,528
		765,964,200
Fannie Mae Pool:
7.5000%, 7/1/28	33,809	35,050
3.0000%, 10/1/34	1,272,798	1,199,813
2.5000%, 11/1/34	926,577	852,844
3.0000%, 11/1/34	541,044	510,019
3.0000%, 12/1/34	569,180	536,542
6.0000%, 2/1/37	213,870	223,850
4.5000%, 11/1/42	1,179,097	1,167,073
3.0000%, 1/1/43	667,436	604,540
3.0000%, 2/1/43	159,913	144,844
3.0000%, 5/1/43	1,546,060	1,400,105
5.0000%, 7/1/44	125,770	127,250
4.5000%, 10/1/44	2,885,079	2,878,252
4.5000%, 3/1/45	4,415,823	4,405,375
4.5000%, 6/1/45	2,284,977	2,260,023
3.5000%, 12/1/45	1,323,141	1,225,433
3.0000%, 1/1/46	253,399	227,565
4.5000%, 2/1/46	5,177,917	5,125,114
3.5000%, 7/1/46	2,974,270	2,781,669
3.0000%, 9/1/46	15,382,072	13,929,931
3.0000%, 2/1/47	43,644,487	39,524,239
3.0000%, 3/1/47	5,214,592	4,724,690
3.5000%, 3/1/47	1,161,872	1,076,073
3.5000%, 7/1/47	1,029,578	953,548
3.5000%, 8/1/47	968,538	895,537

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 8/1/47	$933,162	$878,633
4.0000%, 10/1/47	4,322,670	4,124,083
3.5000%, 12/1/47	429,860	404,741
3.5000%, 12/1/47	271,979	256,086
3.5000%, 1/1/48	2,843,531	2,654,512
4.0000%, 1/1/48	9,525,204	9,231,448
4.0000%, 1/1/48	3,523,097	3,398,028
3.0000%, 2/1/48	3,265,879	2,969,534
3.5000%, 3/1/48	421,503	396,076
4.0000%, 3/1/48	2,742,752	2,652,087
4.5000%, 3/1/48	118,510	116,031
5.0000%, 5/1/48	2,681,434	2,679,300
4.5000%, 6/1/48	4,566,787	4,471,257
3.5000%, 7/1/48	26,404,633	24,418,087
4.0000%, 7/1/48	5,325,123	5,076,070
4.5000%, 8/1/48	67,080	65,677
4.0000%, 10/1/48	2,092,471	2,007,961
4.0000%, 11/1/48	6,188,091	5,898,677
4.0000%, 12/1/48	987,343	941,165
4.0000%, 2/1/49	1,436,989	1,369,782
4.0000%, 6/1/49	837,819	796,917
4.5000%, 6/1/49	429,934	420,522
3.0000%, 8/1/49	3,396,320	3,015,625
3.0000%, 8/1/49	1,854,900	1,646,983
4.5000%, 8/1/49	589,467	576,562
3.0000%, 9/1/49	689,120	622,158
4.0000%, 11/1/49	13,520,811	12,888,448
4.0000%, 11/1/49	1,203,367	1,152,819
3.5000%, 12/1/49	34,380,040	31,788,710
4.5000%, 1/1/50	10,706,239	10,482,281
4.5000%, 1/1/50	825,606	807,531
2.5000%, 3/1/50	2,747,410	2,351,163
4.0000%, 3/1/50	19,698,521	18,902,947
4.0000%, 3/1/50	10,686,061	10,186,278
4.0000%, 3/1/50	4,077,669	3,886,958
4.5000%, 7/1/50	17,265,737	16,619,826
2.5000%, 8/1/50	56,566,571	48,690,220
2.5000%, 8/1/50	2,405,356	2,074,243
4.0000%, 9/1/50	22,527,038	21,427,275
4.0000%, 10/1/50	21,677,600	20,767,032
4.5000%, 10/1/50	13,362,574	13,083,051
4.0000%, 3/1/51	55,360,155	52,657,490
4.0000%, 3/1/51	1,075,980	1,023,451
4.0000%, 3/1/51	524,411	499,885
4.0000%, 10/1/51	7,702,717	7,326,673
3.0000%, 12/1/51	147,983,893	131,473,455
2.5000%, 1/1/52	14,266,767	12,209,866
2.5000%, 2/1/52	70,438,072	60,211,644
2.5000%, 3/1/52	28,926,707	24,706,695
2.5000%, 3/1/52	28,287,240	24,180,406
2.5000%, 3/1/52	10,426,776	8,916,220
2.5000%, 3/1/52	2,507,816	2,140,596
2.5000%, 3/1/52	2,356,382	2,012,618
2.5000%, 3/1/52	1,990,653	1,701,643
2.5000%, 3/1/52	813,519	696,255
3.0000%, 3/1/52	13,857,619	12,266,460
3.5000%, 3/1/52	19,188,416	17,645,702
3.0000%, 4/1/52	11,725,147	10,408,138
3.0000%, 4/1/52	10,298,614	9,112,956
3.5000%, 4/1/52	10,001,202	9,145,833
3.5000%, 4/1/52	7,387,110	6,809,927
3.5000%, 4/1/52	5,656,682	5,168,926
3.5000%, 4/1/52	3,428,189	3,134,988
3.5000%, 4/1/52	2,054,391	1,877,501
3.5000%, 4/1/52	1,644,474	1,502,676
4.0000%, 4/1/52	8,264,721	7,844,645
4.5000%, 4/1/52	1,600,004	1,541,446
4.5000%, 4/1/52	1,231,388	1,186,321
4.5000%, 4/1/52	706,254	680,406
4.5000%, 4/1/52	640,949	617,491
4.5000%, 4/1/52	560,637	540,118
4.5000%, 4/1/52	360,991	347,471
3.5000%, 5/1/52	8,935,382	8,211,441
3.5000%, 5/1/52	5,730,095	5,239,132

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 5/1/52	$1,953,496	$1,882,000
3.5000%, 6/1/52	30,896,940	28,454,046
3.5000%, 6/1/52	17,862,468	16,480,891
4.0000%, 6/1/52	6,274,444	5,886,569
4.0000%, 6/1/52	1,681,093	1,577,171
3.5000%, 7/1/52	39,821,923	36,583,194
3.5000%, 7/1/52	4,473,171	4,119,496
3.5000%, 7/1/52	1,630,298	1,503,696
4.0000%, 7/1/52	2,681,975	2,516,180
4.5000%, 7/1/52	7,970,714	7,683,525
3.5000%, 8/1/52	7,955,537	7,306,039
3.5000%, 8/1/52	2,945,904	2,712,068
4.5000%, 8/1/52	30,784,971	29,675,772
5.5000%, 9/1/52	38,909,855	39,170,732
5.0000%, 10/1/52	6,195,832	6,183,399
5.0000%, 10/1/52	2,769,668	2,764,110
5.5000%, 10/1/52	6,565,826	6,685,581
4.5000%, 11/1/52	20,956,487	20,484,925
5.0000%, 11/1/52	15,380,874	15,350,011
5.5000%, 11/1/52	13,983,161	14,238,203
4.5000%, 12/1/52	9,490,044	9,181,145
3.5000%, 8/1/56	10,715,055	9,971,308
3.0000%, 2/1/57	10,863,416	9,676,191
3.0000%, 6/1/57	200,144	178,259
		1,096,309,149
Freddie Mac Gold Pool:
3.5000%, 1/1/47	810,768	759,291
Freddie Mac Pool:
3.0000%, 5/1/31	11,577,851	10,968,989
3.0000%, 9/1/32	2,635,001	2,495,100
3.0000%, 10/1/32	1,284,987	1,216,763
3.0000%, 12/1/32	858,897	805,153
3.0000%, 1/1/33	1,750,474	1,657,535
2.5000%, 12/1/33	11,990,865	11,171,829
3.0000%, 10/1/34	2,987,039	2,815,652
3.0000%, 10/1/34	1,375,782	1,296,845
2.5000%, 11/1/34	3,791,492	3,489,727
2.5000%, 11/1/34	940,903	866,017
6.0000%, 4/1/40	3,298,555	3,457,357
3.5000%, 7/1/42	577,895	540,677
3.5000%, 8/1/42	644,847	603,317
3.5000%, 8/1/42	591,171	553,098
3.5000%, 2/1/43	1,433,958	1,340,928
3.0000%, 3/1/43	7,001,620	6,340,591
3.0000%, 6/1/43	224,976	201,029
3.5000%, 2/1/44	1,783,698	1,667,977
4.5000%, 5/1/44	931,366	921,186
3.5000%, 12/1/44	10,621,367	9,932,288
3.0000%, 1/1/45	2,744,608	2,480,325
4.0000%, 4/1/45	23,257	22,381
3.0000%, 1/1/46	501,244	457,778
3.5000%, 7/1/46	2,015,716	1,882,501
4.0000%, 3/1/47	1,065,066	1,026,731
3.0000%, 4/1/47	1,221,743	1,096,538
3.5000%, 4/1/47	460,995	431,159
3.5000%, 9/1/47	3,782,800	3,497,627
3.5000%, 12/1/47	6,333,246	5,920,729
3.5000%, 2/1/48	2,226,578	2,074,594
4.0000%, 3/1/48	2,476,370	2,394,515
4.5000%, 3/1/48	104,311	102,129
4.0000%, 4/1/48	2,317,247	2,230,601
4.0000%, 4/1/48	2,292,210	2,185,010
4.0000%, 5/1/48	4,077,444	3,886,755
4.5000%, 7/1/48	611,451	598,660
5.0000%, 9/1/48	111,405	111,316
4.0000%, 11/1/48	558,453	532,336
4.0000%, 12/1/48	6,973,402	6,647,277
4.5000%, 12/1/48	2,156,766	2,130,673
4.5000%, 6/1/49	429,406	420,011
4.5000%, 7/1/49	3,807,556	3,724,253
4.5000%, 7/1/49	653,536	639,238
3.0000%, 8/1/49	1,153,122	1,023,860
4.5000%, 8/1/49	3,336,437	3,263,441
3.0000%, 12/1/49	1,375,095	1,220,951

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 12/1/49	$1,142,586	$1,014,506
4.5000%, 1/1/50	2,268,534	2,218,902
4.5000%, 1/1/50	642,390	628,335
3.5000%, 3/1/50	602,569	548,995
4.0000%, 3/1/50	6,779,047	6,462,012
4.5000%, 3/1/50	7,849,126	7,548,014
4.0000%, 6/1/50	11,012,255	10,584,802
2.5000%, 8/1/50	1,177,317	1,015,618
2.5000%, 8/1/50	419,458	361,717
2.5000%, 9/1/50	2,218,792	1,912,676
4.5000%, 9/1/50	20,082,903	19,662,783
4.0000%, 10/1/50	2,002,406	1,904,654
2.5000%, 6/1/51	17,334,183	14,888,333
2.5000%, 11/1/51	15,602,657	13,392,534
2.5000%, 1/1/52	4,503,342	3,860,349
2.5000%, 1/1/52	2,769,048	2,370,833
2.5000%, 2/1/52	6,503,839	5,559,599
3.0000%, 2/1/52	3,668,253	3,248,192
3.0000%, 2/1/52	2,771,446	2,462,095
2.5000%, 3/1/52	970,916	829,230
3.0000%, 3/1/52	3,859,890	3,427,696
4.5000%, 3/1/52	303,758	292,645
3.5000%, 4/1/52	4,165,674	3,809,417
3.5000%, 4/1/52	4,001,188	3,658,999
3.5000%, 4/1/52	1,353,056	1,236,559
3.5000%, 4/1/52	1,185,389	1,083,182
3.5000%, 6/1/52	17,779,655	16,344,756
3.5000%, 7/1/52	64,745,877	59,480,361
4.0000%, 7/1/52	6,028,147	5,655,601
4.0000%, 8/1/52	6,869,886	6,448,220
4.5000%, 8/1/52	68,386,596	65,923,590
4.5000%, 8/1/52	29,098,416	28,102,896
4.5000%, 8/1/52	14,861,289	14,326,046
5.0000%, 8/1/52	15,339,092	15,415,040
5.5000%, 9/1/52	9,903,685	10,041,322
4.5000%, 10/1/52	13,320,582	13,020,957
5.0000%, 10/1/52	19,039,483	19,001,277
5.0000%, 10/1/52	12,354,974	12,330,182
5.0000%, 10/1/52	373,976	373,226
5.5000%, 11/1/52	43,141,768	43,928,836
		536,718,434
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	148,691,910	128,432,340
3.5000%, TBA, 30 Year Maturity	60,543,177	55,519,365
4.0000%, TBA, 30 Year Maturity	83,118,031	78,567,485
4.5000%, TBA, 30 Year Maturity	81,037,738	78,528,891
		341,048,081
Ginnie Mae I Pool:
6.0000%, 1/15/34	57,922	60,518
4.0000%, 1/15/45	9,885,124	9,585,182
4.5000%, 8/15/46	11,917,590	11,694,985
4.0000%, 7/15/47	1,981,066	1,904,195
4.0000%, 8/15/47	242,724	233,305
4.0000%, 11/15/47	317,409	305,092
4.0000%, 12/15/47	858,738	825,417
		24,608,694
Ginnie Mae II Pool:
4.0000%, 8/20/47	1,194,950	1,147,999
4.0000%, 8/20/47	240,832	231,370
4.0000%, 8/20/47	186,144	178,830
4.5000%, 2/20/48	1,249,220	1,225,994
4.5000%, 5/20/48	2,037,741	1,999,968
4.5000%, 5/20/48	411,744	404,112
4.0000%, 6/20/48	9,535,417	9,133,717
5.0000%, 8/20/48	3,691,877	3,698,550
3.0000%, 7/20/51	24,526,796	21,910,799
3.0000%, 8/20/51	55,313,469	49,398,403
		89,329,742
Total Mortgage-Backed Securities (cost $2,977,885,082)		2,854,737,591
United States Treasury Notes/Bonds– 13.9%
4.3750%, 10/31/24	381,202,100	380,115,079
4.5000%, 11/15/25	33,630,000	33,832,305
0.3750%, 1/31/26	117,038,600	104,132,351

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
0.7500%, 4/30/26	$164,071,000	$146,670,501
0.8750%, 6/30/26	235,686,000	210,754,840
4.1250%, 9/30/27	220,895,400	221,723,758
4.1250%, 10/31/27	126,335,800	126,799,690
3.8750%, 11/30/27	225,972,300	224,736,514
1.1250%, 8/31/28	119,582,000	102,102,474
3.8750%, 11/30/29	109,129,000	108,395,790
4.1250%, 11/15/32	514,057,800	524,579,921
2.3750%, 2/15/42	70,057,000	53,489,614
4.0000%, 11/15/42	627,683,000	614,540,887
3.0000%, 8/15/52	356,406,000	293,645,131
Total United States Treasury Notes/Bonds (cost $3,245,311,131)		3,145,518,855
Common Stocks– 56.3%
Aerospace & Defense – 1.2%
General Dynamics Corp	751,538	186,464,093
L3Harris Technologies Inc	438,904	91,384,202
		277,848,295
Air Freight & Logistics – 1.4%
United Parcel Service Inc	1,765,015	306,830,208
Banks – 2.2%
Bank of America Corp	7,743,967	256,480,187
JPMorgan Chase & Co	1,874,957	251,431,734
		507,911,921
Beverages – 1.3%
Constellation Brands Inc	405,460	93,965,355
Monster Beverage Corp*	2,054,070	208,549,727
		302,515,082
Biotechnology – 1.3%
AbbVie Inc	1,864,319	301,292,594
Building Products – 0.4%
Trane Technologies PLC	562,589	94,565,585
Capital Markets – 2.6%
Charles Schwab Corp	1,289,360	107,352,114
CME Group Inc	852,888	143,421,646
Goldman Sachs Group Inc	352,992	121,210,393
Morgan Stanley	2,600,379	221,084,223
		593,068,376
Chemicals – 0.9%
Corteva Inc	2,008,433	118,055,692
Sherwin-Williams Co	326,731	77,543,068
		195,598,760
Consumer Finance – 1.0%
American Express Co	1,541,863	227,810,258
Electrical Equipment – 0.3%
Rockwell Automation Inc	276,544	71,229,438
Electronic Equipment, Instruments & Components – 0.7%
Corning Inc	1,394,668	44,545,696
TE Connectivity Ltd	958,267	110,009,052
		154,554,748
Entertainment – 0.8%
Walt Disney Co*	1,967,576	170,943,003
Food & Staples Retailing – 1.2%
Costco Wholesale Corp	295,411	134,855,121
Sysco Corp	1,804,725	137,971,226
		272,826,347
Food Products – 0.5%
Hershey Co	524,462	121,449,665
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	1,818,191	199,619,190
Edwards Lifesciences Corp*	724,214	54,033,607
Intuitive Surgical Inc*	263,071	69,805,890
Medtronic PLC	700,000	54,404,000
Stryker Corp	393,844	96,290,920
		474,153,607
Health Care Providers & Services – 2.2%
UnitedHealth Group Inc	952,834	505,173,530
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc*	49,550	99,857,124
Hilton Worldwide Holdings Inc	1,545,112	195,240,352
McDonald's Corp	1,034,743	272,685,823
Starbucks Corp	1,930,981	191,553,315
		759,336,614
Household Products – 1.0%
Procter & Gamble Co	1,412,598	214,093,353

Shares or Principal Amounts		Value
Common Stocks– (continued)
Industrial Conglomerates – 0.8%
Honeywell International Inc	862,953	$184,930,828
Information Technology Services – 3.3%
Accenture PLC	746,482	199,191,257
Cognizant Technology Solutions Corp	1,477,896	84,520,872
Mastercard Inc	1,332,999	463,523,742
		747,235,871
Insurance – 1.4%
Progressive Corp/The	2,441,516	316,689,040
Interactive Media & Services – 1.9%
Alphabet Inc - Class C*	4,928,591	437,313,879
Internet & Direct Marketing Retail – 0.7%
Amazon.com Inc*	1,992,483	167,368,572
Leisure Products – 0.3%
Hasbro Inc	1,093,026	66,685,516
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	426,243	234,727,758
Machinery – 1.7%
Deere & Co	709,049	304,011,849
Parker-Hannifin Corp	267,226	77,762,766
		381,774,615
Media – 1.1%
Comcast Corp	6,991,751	244,501,532
Multiline Retail – 0.9%
Dollar General Corp	847,312	208,650,580
Oil, Gas & Consumable Fuels – 1.2%
Chevron Corp	231,081	41,476,729
ConocoPhillips	1,990,117	234,833,806
		276,310,535
Personal Products – 0.2%
Estee Lauder Cos Inc	166,580	41,330,164
Pharmaceuticals – 3.0%
Eli Lilly & Co	883,842	323,344,757
Merck & Co Inc	2,372,415	263,219,444
Zoetis Inc	674,528	98,852,078
		685,416,279
Real Estate Management & Development – 0.3%
CBRE Group Inc*	722,557	55,607,987
Road & Rail – 0.2%
Union Pacific Corp	241,178	49,940,728
Semiconductor & Semiconductor Equipment – 3.4%
Advanced Micro Devices Inc*	1,235,137	79,999,823
KLA Corp	241,447	91,032,762
Lam Research Corp	562,283	236,327,545
NVIDIA Corp	1,279,366	186,966,547
Texas Instruments Inc	1,009,070	166,718,545
		761,045,222
Software – 4.5%
Cadence Design Systems Inc*	291,847	46,882,302
Microsoft Corp	4,086,617	980,052,489
		1,026,934,791
Specialty Retail – 1.9%
Home Depot Inc	736,121	232,511,179
TJX Cos Inc	2,361,306	187,959,958
		420,471,137
Technology Hardware, Storage & Peripherals – 2.8%
Apple Inc	4,807,611	624,652,897
Textiles, Apparel & Luxury Goods – 1.2%
NIKE Inc - Class B	2,237,455	261,804,610
Total Common Stocks (cost $7,416,470,271)		12,744,593,925
Investment Companies– 5.1%
Money Markets – 5.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $1,157,323,406)	1,157,231,262	1,157,462,708
Total Investments (total cost $18,986,318,785) – 104.7%		23,711,716,792
Liabilities, net of Cash, Receivables and Other Assets – (4.7)%		(1,058,906,804)
Net Assets – 100%		$22,652,809,988

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$23,443,547,616	98.9%
Australia	74,191,014	0.3
Japan	40,843,605	0.2
Canada	40,233,794	0.2
Finland	30,419,691	0.1
Ireland	28,098,212	0.1
France	19,897,491	0.1
United Kingdom	19,209,123	0.1
Taiwan	15,276,246	0.0

Total	$23,711,716,792	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$11,021,284	$553	$110,525	$1,157,462,708

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	1,202,737,581	1,491,959,707	(1,537,345,658)	1,157,462,708

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,715	3/31/23	$192,589,141	$(1,808,790)
2 Year US Treasury Note	5,516	4/5/23	1,131,210,943	646,409
5 Year US Treasury Note	3,725	4/5/23	402,038,088	(1,117,842)
Ultra Long Term US Treasury Bond	1,417	3/31/23	190,320,813	(4,869,358)
Total - Futures Long				(7,149,581)
Futures Short:
Ultra 10-Year Treasury Note	1,519	3/31/23	(179,669,219)	2,266,634
Total				$(4,882,947)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Futures contracts:
Average notional amount of contracts - long	$1,152,687,566
Average notional amount of contracts - short	(264,947,379)

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $2,331,801,227, which represents 10.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,975,036,557	$-
Corporate Bonds	-	1,834,367,156	-
Mortgage-Backed Securities	-	2,854,737,591	-
United States Treasury Notes/Bonds	-	3,145,518,855	-
Common Stocks	12,744,593,925	-	-
Investment Companies	-	1,157,462,708	-
Total Investments in Securities	$12,744,593,925	$10,967,122,867	$-
Other Financial Instruments(a):
Futures Contracts	2,913,043	-	-
Total Assets	$12,747,506,968	$10,967,122,867	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$7,795,990	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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